SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Potentially Diluted Shares
	2021	2020
Statement of Operations Summary Information:
Net Profit	$5,175,675	$2,675,037
Weighted-average common shares outstanding - basic and diluted	305,451,498	304,166,073
Net profit per share, basic and diluted	$0.02	$0.01

Schedule Of Exchange Rate
	Year ended December 31,
	2021	2020

RMB: US$ exchange rate	6.36	6.53

Schedule Of Consolidated Subsidiaries
Name of Company	Place of incorporation	Attributable equity interest %
Utour Pte Ltd	Singapore	100%

WeTrade Information Technology Limited (“WITL”)	Hong Kong	100%

Yueshang Information Technology (Beijing) Co., Ltd. (“YITB”)	P.R.C.	100%
Yueshang Group Network (Hunan) Co., Limited (“Yueshang Hunan”)	P.R.C	100%
Yueshang Technology Group (Hainan Special Economic Zone) Co. Limited (“Yueshang Hainan”)	P.R.C	100%
Tibet XiaoShang Technology Co Limited (“Tibet Xiaoshang”)	P.R.C	100%

Schedule Lease Terms And Discount Rate
Lease cost	In USD
Operating lease cost (included in general and admin in company’s statement of operations)	$694,533

Other information
Cash paid for amounts included in the measurement of lease liabilities for the quarter ended 12/31/2021	719,272
Weighted average remaining lease term-operating leases (in years)	3.67
Average discount rate - operating leases	5%

The supplemental balance sheet information related to leases for the period is as follows:
Operating leases
Long -term right-of-use assets	2,328,950
Total right-of-use assets	$2,328,950

Short-term operating lease liabilities	596,098
Long-term operating lease liabilities	1,942,242
Total operating lease liabilities	$2,538,340

Maturities of the Company’s lease liabilities are as follows:

Year ending December 31,
2022	709,336
2023	753,074
2024	798,895
2025	526,944
Total lease payments	$2,788,249
Less: Imputed interest/present value discount	(249,909)
Present value of lease liabilities	$2,538,340